LONG-TERM OPERATING COMMITMENTS	12 Months Ended
Dec. 31, 2018
LONG-TERM OPERATING COMMITMENTS
LONG-TERM OPERATING COMMITMENTS

NOTE 32 - LONG-TERM OPERATING COMMITMENTS

The Company’s long-term commitments, mainly related to electric energy and fuel purchase contracts, are:

32.1 - Purchase of energy

Companies	2020	2021	2022	2023	2024	After 2024
CGTEE	226,388	205,752	205,752	205,752	—	—
Chesf	295,947	198,688	198,688	98,254	98,254	2,210,831
Eletrosul	418,831	416,572	401,568	386,482	373,126	3,382,279
Furnas	792,192	788,855	780,165	661,676	655,080	2,994,471
Total	1,733,357	1,609,867	1,586,173	1,352,164	1,126,460	8,587,581

32.2 - Fuel Suppliers

Companies	2020	2021	2022	2023	2024	After 2024
CGTEE	89,496	89,496	89,496	89,496	89,496	89,496
Eletronuclear	327,856	11,356	72,329	167,177	—	9,776,934
Total	417,352	100,852	161,825	256,673	89,496	9,866,430

The subsidiary Eletronuclear, which has signed contracts with Indústrias Nucleares Brasileiras - INB for the acquisition of Nuclear Fuel for the production of electric energy, for the refueling of the UTN Angra 1 and UTN Angra 2 as well as the initial load and future refills of UTN Angra 3.

In the subsidiary Amazonas there is a long-term commitment regarding the purchase of natural gas for thermoelectric generation purposes with Companhia de Gás Natural do Amazonas - CIGÁS. The deadline of the contract is November 30, 2030.

32.3- Sale of energy

Companies	2020	2021	2022	2023	2024	After 2024
Amazonas GT		397,092	408,122	430,183	453,483	1,074,324
CGTEE	475,171	475,603	475,603	475,603	475,603	—
Chesf	679,637	692,325	692,325	362,015	362,015	7,740,798
Eletrosul	770,773	416,768	416,768	416,768	416,768	6,328,962
Eletronuclear	3,409,341	3,409,341	3,409,341	3,409,341	3,409,341	—
Furnas	2,022,362	2,044,062	2,053,735	2,054,427	2,056,155	31,156,233
Eletronorte	206,836	206,196	206,196	206,196	206,196	3,302,582
Total	7,564,120	7,641,387	7,662,090	7,354,533	7,379,561	49,602,899

32.4- Social and environmental commitments

Companies	2020	2021	2022	2023	2024	After 2024
Eletronuclear	46,299	64,384	60,169	57,007	57,007	56,065

Angra 3

Terms of commitments assumed with the Municipalities of Angra dos Reis, Rio Claro and Paraty, in which Eletronuclear undertakes to conclude specific socioenvironmental agreements related to UTN Angra 3, aiming at the execution of the programs and projects in line with the conditions established by IBAMA.

Tucuruí

As a result of legal requirements related to the expansion works of the Tucuruí Hydroelectric Power Plant and the elevation of its reservoir quota, from 72 to 74 meters, it was necessary to carry out the licensing process of this undertaking with the State Department for the Environment (Sema), in the State of Pará, and as a condition for the release of the Installation License (LI), Eletronorte implemented several mitigation and socio-environmental compensation programs.

32.5- Acquisition of Fixed Assets and Intangible Assets

Companies	2020	2021	2022	2023	2024	After 2024
Eletronuclear	1,360,618	1,103,159	739,710	691,599	196,748	24,777

Contracts signed with several suppliers for the acquisition of equipment for the replacement of fixed assets, mainly of the Angra 1, Angra 2 and Angra 3 power plants, necessary for the operational maintenance of these assets.

32.6- Acquisition of supplies

Companies	2020	2021	2022	2023	2024	After 2024
CGTEE	29,352	29,352	29,352	29,352	29,352	58,704

The subsidiary CGTEE acquires lime to control the emissions of waste from its power plants.

32.7- Commitments - Jointly controlled ventures

The values of the commitments of the jointly controlled ventures are presented below by the proportion of the companies’ holdings.

32.7.1 - Use of public assets

Companies	2020	2021	2022	2023	2024	After 2024
Norte Energia S.A	20,000	14,433	14,433	14,433	185,180	185
SINOP	—	1,559	1,436	1,322	12,290	—
Total	20,000	15,992	15,869	15,755	197,470	185

32.7.2 - Capital contribution

The Company has future commitments related to the shareholding interest in Special Purpose Entities (SPE), related to the advance for future capital increase - AFAC, as shown below:

Companies	2020	2021	2022	2023
Chesf	225,752	—	—	—
Furnas	93,674	51,714	51,600	50,156
Eletrosul	194,073	47,899	3,840	—
Total	513,499	99,613	55,440	50,156